SEGMENT INFORMATION (Details Narrative) - Revenue Benchmark [Member] - Customer Concentration Risk [Member] - Customer [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue, Major Customer [Line Items]
Concentration risk, percentage	12.70%	12.70%
MOROCCO
Revenue, Major Customer [Line Items]
Concentration risk, percentage	18.50%	18.50%
MALI
Revenue, Major Customer [Line Items]
Concentration risk, percentage	11.80%	11.80%
BURKINA FASO
Revenue, Major Customer [Line Items]
Concentration risk, percentage	4.70%	4.70%
Other [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	2.00%	2.00%